Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Contract with customer, liability, revenue recognized	$ 107	$ 56	$ 51
Revenue, remaining performance obligation	$ 1,100
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	28.00%
Expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	34.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Minimum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	13 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01 | Maximum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	36 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Disaggregation of Revenue [Line Items]
Revenue remaining performance obligation percentage	22.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Minimum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	37 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Maximum
Disaggregation of Revenue [Line Items]
Expected timing of satisfaction, period	60 months